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Emerging Markets Growth Fund, Inc.
333 South Hope Street, 31st Floor
Los Angeles, California 90071

Laurie D. Neat
Assistant Secretary
Phone (213) 486-9516
Fax (213) 486-9034
E-mail:lddn@capgroup.com

November 9, 2010

VIA EDGAR

Office of Disclosure
Division of Investment Management
United States Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:	Emerging Markets Growth Fund, Inc.
File Nos. 333-74995 and 811-04692
Post-Effective Amendment No. 15

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), I hereby certify that no changes have been made to the form of Prospectus and Statement of Additional Information since the electronic filing on October 28, 2010 of the Registrant’s Post-Effective Amendment No. 15 under the Act and Amendment No. 46 under the Investment Company Act of 1940.

Sincerely,

/s/ Laurie D. Neat
Laurie D. Neat
Assistant Secretary

cc:	Laura Hatch